Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy
We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.
We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, an intensive program of monitoring on our corporate network, continuous testing of aspects of our security posture internally and with outside vendors, a robust incident response program and regular cybersecurity awareness training for employees. Our IT department regularly monitors the performance of our apps, platforms and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats.

As of the date of this annual
report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.
Governance
Our executive directors are responsible for overseeing the cybersecurity risk management and be informed on risks from cybersecurity threats. The chief executive officer, the chief financial officer, and the principal officer in charge of the cybersecurity matters who has experience in dealing with confidentiality-related cybersecurity issues, are responsible for discussing material cybersecurity incidents or threats with specific constituencies before sign-off,
ensuring thorough review of information and disclosures. This involves our disclosure committee (comprising of the chief executive officer, the principal financial officer or the head of financial reporting, the principal investor relations officer, and appropriate business unit heads of our company), as a whole, and the executive directors of our company; and other members of senior management and external legal counsel, to the extent appropriate. The chief executive officer, the chief financial officer, and the principal officer in charge of the cybersecurity matters are also responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident, maintaining oversight of the disclosure in Form
6-K
for material cybersecurity incidents (if any) and meeting with the disclosure committee (i) in connection with each quarterly earnings release, update the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, if any, and the relevant disclosure issues and (ii) in connection with each annual report, present the disclosure concerning cybersecurity matters in Form
20-F,
along with a report highlighting particular disclosure issues, if any, and hold a Q&A session. The disclosure committee are responsible for maintaining oversight of the disclosure related to cybersecurity matters in the periodic reports of our company.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]
As of the date of this annual
report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance
Our executive directors are responsible for overseeing the cybersecurity risk management and be informed on risks from cybersecurity threats. The chief executive officer, the chief financial officer, and the principal officer in charge of the cybersecurity matters who has experience in dealing with confidentiality-related cybersecurity issues, are responsible for discussing material cybersecurity incidents or threats with specific constituencies before sign-off,
ensuring thorough review of information and disclosures. This involves our disclosure committee (comprising of the chief executive officer, the principal financial officer or the head of financial reporting, the principal investor relations officer, and appropriate business unit heads of our company), as a whole, and the executive directors of our company; and other members of senior management and external legal counsel, to the extent appropriate. The chief executive officer, the chief financial officer, and the principal officer in charge of the cybersecurity matters are also responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident, maintaining oversight of the disclosure in Form
6-K
for material cybersecurity incidents (if any) and meeting with the disclosure committee (i) in connection with each quarterly earnings release, update the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, if any, and the relevant disclosure issues and (ii) in connection with each annual report, present the disclosure concerning cybersecurity matters in Form
20-F,
along with a report highlighting particular disclosure issues, if any, and hold a Q&A session. The disclosure committee are responsible for maintaining oversight of the disclosure related to cybersecurity matters in the periodic reports of our company.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our executive directors are responsible for overseeing the cybersecurity risk management and be informed on risks from cybersecurity threats. The chief executive officer, the chief financial officer, and the principal officer in charge of the cybersecurity matters who has experience in dealing with confidentiality-related cybersecurity issues, are responsible for discussing material cybersecurity incidents or threats with specific constituencies before sign-off,
ensuring thorough review of information and disclosures. This involves our disclosure committee (comprising of the chief executive officer, the principal financial officer or the head of financial reporting, the principal investor relations officer, and appropriate business unit heads of our company), as a whole, and the executive directors of our company; and other members of senior management and external legal counsel, to the extent appropriate.
Cybersecurity Risk Role of Management [Text Block]
Our executive directors are responsible for overseeing the cybersecurity risk management and be informed on risks from cybersecurity threats. The chief executive officer, the chief financial officer, and the principal officer in charge of the cybersecurity matters who has experience in dealing with confidentiality-related cybersecurity issues, are responsible for discussing material cybersecurity incidents or threats with specific constituencies before sign-off,
ensuring thorough review of information and disclosures. This involves our disclosure committee (comprising of the chief executive officer, the principal financial officer or the head of financial reporting, the principal investor relations officer, and appropriate business unit heads of our company), as a whole, and the executive directors of our company; and other members of senior management and external legal counsel, to the extent appropriate. The chief executive officer, the chief financial officer, and the principal officer in charge of the cybersecurity matters are also responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident, maintaining oversight of the disclosure in Form
6-K
for material cybersecurity incidents (if any) and meeting with the disclosure committee (i) in connection with each quarterly earnings release, update the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, if any, and the relevant disclosure issues and (ii) in connection with each annual report, present the disclosure concerning cybersecurity matters in Form
20-F,
along with a report highlighting particular disclosure issues, if any, and hold a Q&A session. The disclosure committee are responsible for maintaining oversight of the disclosure related to cybersecurity matters in the periodic reports of our company.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The chief executive officer, the chief financial officer, and the principal officer in charge of the cybersecurity matters are also responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident, maintaining oversight of the disclosure in Form
6-K
for material cybersecurity incidents (if any) and meeting with the disclosure committee (i) in connection with each quarterly earnings release, update the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, if any, and the relevant disclosure issues and (ii) in connection with each annual report, present the disclosure concerning cybersecurity matters in Form
20-F,
along with a report highlighting particular disclosure issues, if any, and hold a Q&A session. The disclosure committee are responsible for maintaining oversight of the disclosure related to cybersecurity matters in the periodic reports of our company.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The chief executive officer, the chief financial officer, and the principal officer in charge of the cybersecurity matters who has experience in dealing with confidentiality-related cybersecurity issues, are responsible for discussing material cybersecurity incidents or threats with specific constituencies before sign-off,
ensuring thorough review of information and disclosures.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true